Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Institutional Fiduciary Trust
Entity Central Index Key	0000765485
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Institutional U.S. Government Money Market Fund
Class Name	Class A
Trading Symbol	INFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin Institutional U.S. Government Money Market Fund (previously known as IFT Money Market Portfolio) for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$17	0.17%
[1],[2]
Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.17%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class A shares of the Franklin Institutional U.S. Government Money Market Fund was 3.53% and the seven-day effective yield was 3.60%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Material Change Date	Jul. 01, 2025
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 6,245,736,784
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 930,836
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$6,245,736,784
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$930,836

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On September 23, 2025, the name of the Fund changed from “Money Market Portfolio” to “Franklin Institutional U.S. Government Money Market Fund.”
In connection with the change, the Fund adopted an 80% policy to, under normal circumstances, invest, through The U.S. Government Money Market Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities. In addition, disclosure was added to the Fund’s principal investment strategies to clarify that in contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Material Fund Change Name [Text Block]	On September 23, 2025, the name of the Fund changed from “Money Market Portfolio” to “Franklin Institutional U.S. Government Money Market Fund.”
Material Fund Change Strategies [Text Block]	the Fund adopted an 80% policy to, under normal circumstances, invest, through The U.S. Government Money Market Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities. In addition, disclosure was added to the Fund’s principal investment strategies to clarify that in contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by November 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of The U.S. Government Money Market Portfolio.